Schedule I-Condensed Financial Information of the Parent Company - Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Information
General and administrative expenses	¥ (4,374,425)	$ (625,534)	¥ (3,992,657)	¥ (4,146,568)
Other operating income	1,055,843	150,984	915,208	801,560
Income from operations	8,135,946	1,163,426	9,173,253	9,104,135
Interest expenses	(90,037)	(12,875)	(57,676)	(22,932)
Interest income	801,587	114,625	809,792	780,292
Exchange gain (loss)	(62,086)	(8,878)	(24,813)	162,666
Income before income taxes and share of income of equity method investees	8,914,683	1,274,784	9,987,480	9,987,002
Equity income of subsidiaries and VIEs	293,919	42,030	166,980	80,301
Income tax expenses	(1,798,963)	(257,248)	(2,315,515)	(1,866,004)
Net income attributable to Vipshop Holdings Limited's shareholders	7,242,490	1,035,664	7,739,935	8,116,624
Other comprehensive (loss) income:
Foreign currency translation, net of tax of nil	35,578	5,088	37,081	(11,085)
Share of equity adjustments for other comprehensive income(loss) of an equity method investee	(52,510)	(7,509)	(148,886)	23,124
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	7,225,558	1,033,243	7,628,130	8,128,663
Tax on foreign currency translation	0		0	0
Parent company | Reportable legal entities
Condensed Financial Information
General and administrative expenses	(33,411)	(4,778)	(17,749)	(21,171)
Other operating income	119,970	17,155	13	47,529
Income from operations	86,559	12,377	(17,736)	26,358
Interest expenses	(15,805)	(2,260)
Interest income	329	47
Exchange gain (loss)	3,340	478
Income before income taxes and share of income of equity method investees	74,423	10,642	(17,736)	26,358
Equity income of subsidiaries and VIEs	7,204,058	1,030,169	7,757,671	8,090,266
Income tax expenses	(35,991)	(5,147)
Net income attributable to Vipshop Holdings Limited's shareholders	7,242,490	1,035,664	7,739,935	8,116,624
Other comprehensive (loss) income:
Foreign currency translation, net of tax of nil	35,578	5,088	37,081	(11,085)
Share of equity adjustments for other comprehensive income(loss) of an equity method investee	(52,510)	(7,509)	(148,886)	23,124
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	7,225,558	$ 1,033,243	7,628,130	8,128,663
Tax on foreign currency translation	¥ 0		¥ 0	¥ 0